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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01424

AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Sheri Morris     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:          10/31

Date of reporting period:       1/31/16

Item 1. Schedule of Investments.

Invesco Charter Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2016

invesco.com/us	CHT-QTR-1	01/16	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.06%

Advertising–1.30%

Publicis Groupe S.A. (France)	871,895	$52,772,106

Aerospace & Defense–1.02%

United Technologies Corp.	471,752	41,367,933

Air Freight & Logistics–1.26%

United Parcel Service, Inc. -Class B	549,306	51,195,319

Apparel, Accessories & Luxury Goods–1.93%

LVMH Moet Hennessy Louis Vuitton S.E. (France)	253,508	40,868,252
PVH Corp.	512,982	37,642,619
		78,510,871

Asset Management & Custody Banks–1.61%

Northern Trust Corp.	1,055,879	65,548,968

Auto Parts & Equipment–0.72%

Johnson Controls, Inc.	821,163	29,455,117

Biotechnology–3.79%

AbbVie Inc.	1,034,082	56,771,102
Biogen Inc. (b)	78,223	21,359,572
Celgene Corp. (b)	755,377	75,779,421
		153,910,095

Brewers–0.76%

Molson Coors Brewing Co. -Class B	343,671	31,095,352

Cable & Satellite–2.11%

Comcast Corp. -Class A	1,541,262	85,863,706

Communications Equipment–4.45%

Cisco Systems, Inc.	2,206,062	52,482,215
F5 Networks, Inc. (b)	523,682	49,110,898
QUALCOMM, Inc.	1,747,203	79,218,184
		180,811,297

Consumer Finance–2.52%

American Express Co.	1,912,875	102,338,813

Department Stores–0.94%

Macy’s, Inc.	945,563	38,210,201

Distillers & Vintners–1.33%

Diageo PLC (United Kingdom)	2,002,419	53,908,924

Diversified Banks–3.23%

Svenska Handelsbanken AB -Class A (Sweden)	4,468,230	56,142,247
U.S. Bancorp	1,871,880	74,987,513
		131,129,760

Electric Utilities–1.47%

Duke Energy Corp.	791,130	59,572,089

	Shares	Value

Electrical Components & Equipment–1.63%

Eaton Corp. PLC (b)	1,309,092	$66,122,237

Electronic Manufacturing Services–1.92%

TE Connectivity Ltd. (Switzerland)	1,363,256	77,923,713

Health Care Facilities–1.31%

HCA Holdings, Inc. (b)	762,761	53,072,910

Health Care Services–1.17%

Express Scripts Holding Co. (b)	659,382	47,389,784

Home Improvement Retail–1.31%

Home Depot, Inc. (The)	423,729	53,288,159

Household Appliances–0.58%

Whirlpool Corp.	176,581	23,730,721

Household Products–1.68%

Procter & Gamble Co. (The)	835,707	68,268,905

Hypermarkets & Super Centers–1.64%

Wal-Mart Stores, Inc.	1,004,422	66,653,444

Industrial Conglomerates–0.96%

General Electric Co.	1,345,721	39,160,481

Industrial Machinery–2.07%

Illinois Tool Works Inc.	528,458	47,598,212
Stanley Black & Decker Inc.	385,076	36,328,070
		83,926,282

Insurance Brokers–2.26%

Marsh & McLennan Cos., Inc.	1,725,491	92,020,435

Integrated Oil & Gas–1.35%

Exxon Mobil Corp.	706,475	54,999,079

Internet Software & Services–1.10%

Alphabet Inc. -Class C (b)	60,135	44,677,298

Investment Banking & Brokerage–1.07%

Charles Schwab Corp. (The)	1,703,688	43,495,155

IT Consulting & Other Services–3.25%

Cognizant Technology Solutions Corp. -Class A (b)	873,648	55,310,655
International Business Machines Corp.	615,275	76,780,167
		132,090,822

Life & Health Insurance–1.53%

AIA Group Ltd. (Hong Kong)	11,108,200	62,159,163

Life Sciences Tools & Services–2.33%

Thermo Fisher Scientific, Inc.	718,138	94,837,304

Movies & Entertainment–1.38%

Twenty-First Century Fox, Inc. -Class A	2,072,066	55,883,620

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

	Shares	Value

Multi-Sector Holdings–2.53%

Berkshire Hathaway Inc. -Class A (b)	529	$102,816,466

Multi-Utilities–1.92%

WEC Energy Group, Inc.	1,409,404	77,841,383

Oil & Gas Equipment & Services–0.69%

Halliburton Co.	878,263	27,919,981

Oil & Gas Exploration & Production–3.89%

Cabot Oil & Gas Corp.	2,559,376	53,107,052
Concho Resources Inc. (b)	501,729	47,729,480
EOG Resources, Inc.	807,922	57,378,620
		158,215,152

Oil & Gas Storage & Transportation–0.64%

Enterprise Products Partners L.P.	1,080,915	25,844,678

Packaged Foods & Meats–1.18%

Danone (France)	695,781	47,988,638

Pharmaceuticals–6.01%

Allergan PLC (b)	204,500	58,165,935
Eli Lilly and Co.	448,289	35,459,660
Merck & Co., Inc.	1,168,456	59,205,665
Shire PLC -ADR (Ireland)	334,668	56,324,624
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	567,774	34,906,746
		244,062,630

Property & Casualty Insurance–3.02%

Progressive Corp. (The)	3,928,675	122,771,094

Semiconductor Equipment–1.55%

Applied Materials, Inc.	3,563,013	62,887,179

Semiconductors–5.65%

Analog Devices, Inc.	1,911,579	102,957,645
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	29,633,019	126,484,807
		229,442,452

Soft Drinks–1.12%

Coca-Cola Co. (The)	1,062,474	45,601,384

Systems Software–2.89%

Microsoft Corp.	1,604,663	88,400,885
Oracle Corp.	797,289	28,949,563
		117,350,448

Wireless Telecommunication Services–0.99%

Vodafone Group PLC -ADR (United Kingdom)	1,248,837	40,212,551
Total Common Stocks & Other Equity Interests (Cost $3,104,634,061)		3,618,344,099

	Shares	Value

Money Market Funds–6.36%

Liquid Assets Portfolio –Institutional Class, 0.38% (c)	129,126,877	$129,126,877
Premier Portfolio –Institutional Class, 0.34% (c)	129,126,876	129,126,876
Total Money Market Funds (Cost $258,253,753)		258,253,753
TOTAL INVESTMENTS–95.42% (Cost $3,362,887,814)		3,876,597,852
OTHER ASSETS LESS LIABILITIES–4.58%		186,002,349
NET ASSETS–100.00%		$4,062,600,201

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Charter Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Charter Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$3,436,273,715	$440,324,137	$—	$3,876,597,852

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2016 was $458,540,904 and $753,025,622, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$720,043,575
Aggregate unrealized (depreciation) of investment securities	(212,133,987)
Net unrealized appreciation of investment securities	$507,909,588
Cost of investments for tax purposes is $3,368,688,264.

Invesco Charter Fund

Invesco Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2016

invesco.com/us	DDI-QTR-1	01/16	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.26%

Aerospace & Defense–3.00%

General Dynamics Corp.	1,250,531	$167,283,532

Raytheon Co.	1,513,688	194,115,349

		361,398,881

Air Freight & Logistics–0.65%

United Parcel Service, Inc. -Class B	842,724	78,541,877

Apparel Retail–0.63%

TJX Cos., Inc. (The)	1,059,081	75,448,930

Apparel, Accessories & Luxury Goods–1.44%

Coach, Inc.	2,614,106	96,852,627

Columbia Sportswear Co.	1,388,853	76,636,909

		173,489,536

Asset Management & Custody Banks–1.38%

Federated Investors, Inc. -Class B	3,886,719	98,295,124

Legg Mason, Inc.	2,216,160	67,858,819

		166,153,943

Brewers–2.40%

Heineken N.V. (Netherlands)	3,329,714	289,561,628

Building Products–0.88%

Masco Corp.	4,017,608	106,024,675

Construction Machinery & Heavy Trucks–0.48%

Joy Global Inc. (b)	5,788,808	57,714,416

Data Processing & Outsourced Services–0.89%

Automatic Data Processing, Inc.	1,288,355	107,049,417

Department Stores–0.70%

Marks & Spencer Group PLC (United Kingdom)	13,916,927	84,520,357

Drug Retail–1.74%

Walgreens Boots Alliance, Inc.	2,631,765	209,804,306

Electric Utilities–8.94%

American Electric Power Co., Inc.	2,580,930	157,359,302

Duke Energy Corp.	2,727,600	205,388,280

Entergy Corp.	1,307,129	92,257,165

Exelon Corp.	8,636,710	255,387,515

Pepco Holdings, Inc.	5,157,026	137,589,454

PPL Corp.	6,560,353	230,005,976

		1,077,987,692

	Shares	Value

Electrical Components & Equipment–2.60%

ABB Ltd. (Switzerland)	8,770,116	$151,872,275

Emerson Electric Co.	3,517,634	161,740,812

		313,613,087

Food Distributors–1.60%

Sysco Corp.	4,834,420	192,458,260

Gas Utilities–1.07%

AGL Resources Inc.	2,021,982	128,517,176

General Merchandise Stores–1.53%

Target Corp.	2,547,028	184,455,768

Health Care Equipment–1.10%

Stryker Corp.	1,335,361	132,401,043

Hotels, Resorts & Cruise Lines–0.78%

Accor S.A. (France)	2,439,534	93,725,126

Household Products–3.34%

Kimberly-Clark Corp.	1,476,396	189,598,774

Procter & Gamble Co. (The)	2,603,156	212,651,814

		402,250,588

Housewares & Specialties–1.32%

Newell Rubbermaid Inc.	4,098,333	158,933,354

Industrial Machinery–1.50%

Flowserve Corp.	3,157,683	122,012,871

Pentair PLC (United Kingdom)	1,252,225	59,004,842

		181,017,713

Integrated Oil & Gas–4.03%

Royal Dutch Shell PLC -Class B (United Kingdom)	4,515,379	98,739,413

Suncor Energy, Inc. (Canada)	7,275,457	172,323,706

TOTAL S.A. (France)	4,827,780	214,815,144

		485,878,263

Integrated Telecommunication Services–4.02%

AT&T Inc.	9,953,290	358,915,637

Deutsche Telekom AG (Germany)	7,253,062	125,839,540

		484,755,177

Investment Banking & Brokerage–0.88%

Charles Schwab Corp. (The)	4,152,645	106,017,027

Life & Health Insurance–1.79%

Lincoln National Corp.	1,380,006	54,455,037

StanCorp Financial Group, Inc.	1,410,126	161,685,047

		216,140,084

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

	Shares	Value

Motorcycle Manufacturers–0.80%

Harley-Davidson, Inc.	2,427,500	$97,100,000

Movies & Entertainment–0.90%

Time Warner Inc.	1,540,278	108,497,182

Multi-Line Insurance–1.62%

Hartford Financial Services Group, Inc. (The)	4,848,546	194,814,578

Multi-Utilities–3.72%

Consolidated Edison, Inc.	2,643,400	183,425,526

Dominion Resources, Inc.	2,419,168	174,591,355

Sempra Energy	959,959	90,956,115

		448,972,996

Oil & Gas Drilling–0.53%

Nabors Industries Ltd.	8,677,097	63,863,434

Oil & Gas Equipment & Services–0.74%

Baker Hughes Inc.	2,050,325	89,209,641

Packaged Foods & Meats–10.20%

Campbell Soup Co.	6,110,840	344,712,484

General Mills, Inc.	7,474,298	422,372,580

Kraft Heinz Co. (The)	3,249,466	253,653,316

Mead Johnson Nutrition Co.	1,051,851	76,248,679

Mondelez International, Inc. -Class A	3,091,600	133,247,960

		1,230,235,019

Paper Packaging–1.92%

Avery Dennison Corp.	1,117,098	68,020,097

International Paper Co.	2,346,774	80,283,138

Sonoco Products Co.	2,099,609	82,955,552

		231,258,787

Personal Products–0.62%

L’Oreal S.A. (France)	434,590	75,017,911

Pharmaceuticals–3.64%

Bristol-Myers Squibb Co.	1,441,930	89,630,369

Eli Lilly and Co.	2,687,504	212,581,567

Johnson & Johnson	1,307,753	136,581,723

		438,793,659

Property & Casualty Insurance–0.75%

Travelers Cos., Inc. (The)	849,131	90,890,982

Regional Banks–5.69%

Cullen/Frost Bankers, Inc.	1,463,500	70,043,110

Fifth Third Bancorp	5,926,220	93,634,276

KeyCorp	15,141,421	168,978,258

M&T Bank Corp.	1,158,727	127,668,541

SunTrust Banks, Inc.	1,484,949	54,319,434

Zions Bancorp.	7,557,095	171,394,915

		686,038,534

Restaurants–1.37%

Darden Restaurants, Inc.	2,626,799	165,645,945

	Shares	Value

Semiconductors–0.78%

Linear Technology Corp.	2,200,517	$94,028,091

Soft Drinks–2.94%

Coca-Cola Co. (The)	8,265,741	354,765,604

Specialized REIT’s–0.57%

Four Corners Property Trust, Inc.	701,478	11,854,978

Weyerhaeuser Co.	2,215,051	56,727,456

		68,582,434

Systems Software–0.33%

Microsoft Corp.	719,150	39,617,973

Tobacco–2.45%

Altria Group, Inc.	2,261,780	138,217,376

Philip Morris International Inc.	1,752,261	157,721,012

		295,938,388
Total Common Stocks & Other Equity Interests (Cost $8,411,255,112)		10,641,129,482

Money Market Funds–11.98%

Liquid Assets Portfolio –Institutional Class, 0.38% (c)	721,960,174	721,960,174
Premier Portfolio –Institutional Class, 0.34% (c)	721,960,173	721,960,173
Total Money Market Funds (Cost $1,443,920,347)		1,443,920,347
TOTAL INVESTMENTS–100.24% (Cost $9,855,175,459)		12,085,049,829

OTHER ASSETS LESS LIABILITIES–(0.24)%		(28,807,310)

NET ASSETS–100.00%		$12,056,242,519

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of January 31, 2016 represented less than 1% of the Fund’s Net Assets. See Note 3.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Diversified Dividend Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$11,076,797,975	$1,008,251,854	$—	$12,085,049,829
Forward Foreign Currency Contracts*	—	(618,920)	—	(618,920)
Total Investments	$11,076,797,975	$1,007,632,934	$—	$12,084,430,909

* Unrealized appreciation (depreciation).

Invesco Diversified Dividend Fund

NOTE 3 – Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended January 31, 2016.

	Value 10/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 01/31/16	Dividend Income
Joy Global Inc.	$92,620,713	$5,185,431	$—	$(40,091,728)	$—	$57,714,416	$56,795

NOTE 4 — Derivative Investments

Open Forward Foreign Currency Contracts
		Contract to					Unrealized
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Appreciation (Depreciation)
03/30/16	Citigroup Global Markets Inc.	CAD	35,274,107	USD	24,125,398	$25,180,741	$(1,055,343)
03/30/16	Citigroup Global Markets Inc.	EUR	116,881,759	USD	127,654,868	126,836,505	818,363
03/30/16	Deutsche Bank Securities Inc.	CAD	35,273,309	USD	24,153,101	25,180,172	(1,027,071)
03/30/16	Deutsche Bank Securities Inc.	EUR	116,882,662	USD	127,677,945	126,837,485	840,460
03/30/16	Goldman Sachs International	CAD	35,274,107	USD	24,154,309	25,180,741	(1,026,432)
03/30/16	Goldman Sachs International	EUR	116,881,760	USD	127,667,609	126,836,506	831,103
Total Forward Foreign Currency Contracts - Currency Risk							$(618,920)

Currency Abbreviations:
CAD — Canadian Dollar
EUR — Euro
USD — U.S. Dollar

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2016 was $918,148,086 and $420,118,010, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,746,006,054
Aggregate unrealized (depreciation) of investment securities	(516,189,387)
Net unrealized appreciation of investment securities	$2,229,816,667
Cost of investments for tax purposes is $9,855,233,162.

Invesco Diversified Dividend Fund

Invesco Summit Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2016

invesco.com/us	SUM-QTR-1	01/16	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.28%

Advertising–1.00%

Interpublic Group of Cos., Inc. (The)	750,241	$16,835,408

Aerospace & Defense–2.16%

Honeywell International Inc.	105,893	10,928,158
Northrop Grumman Corp.	89,333	16,531,965
Raytheon Co.	68,539	8,789,441
		36,249,564

Agricultural Products–0.52%

Archer-Daniels-Midland Co.	99,717	3,524,996
Bunge Ltd.	84,887	5,263,843
		8,788,839

Air Freight & Logistics–0.59%

FedEx Corp.	23,600	3,135,968
United Parcel Service, Inc. -Class B	72,088	6,718,602
		9,854,570

Airlines–0.70%

Delta Air Lines, Inc.	265,141	11,743,095

Application Software–2.03%

salesforce.com, inc. (b)	500,847	34,087,647

Biotechnology–9.07%

Alexion Pharmaceuticals, Inc. (b)	55,233	8,060,152
Alkermes PLC (b)	433,679	13,882,065
Amgen Inc.	117,485	17,943,484
Biogen Inc. (b)	57,136	15,601,556
Celgene Corp. (b)	432,670	43,405,454
Gilead Sciences, Inc.	486,201	40,354,683
Vertex Pharmaceuticals Inc. (b)	146,490	13,293,967
		152,541,361

Broadcasting–0.20%

CBS Corp. -Class B	69,558	3,304,005

Cable & Satellite–2.79%

Comcast Corp. -Class A	59,048	3,289,564
DISH Network Corp. -Class A (b)	460,662	22,236,155
Time Warner Cable Inc.	117,087	21,311,005
		46,836,724

Communications Equipment–0.78%

Palo Alto Networks, Inc. (b)	88,040	13,161,100

Construction Materials–0.11%

Vulcan Materials Co.	20,105	1,773,261

Consumer Electronics–1.50%

Harman International Industries, Inc.	131,717	9,798,428

	Shares	Value

Consumer Electronics–(continued)

Sony Corp. (Japan)	647,700	$15,497,178
		25,295,606

Consumer Finance–0.10%

Capital One Financial Corp.	26,265	1,723,509

Data Processing & Outsourced Services–5.30%

First Data Corp. -Class A (b)	853,752	11,414,664
MasterCard, Inc. -Class A	156,199	13,906,397
Visa Inc. -Class A	856,512	63,801,579
		89,122,640

Diversified Support Services–0.76%

Mobile Mini, Inc.	492,970	12,777,782

Drug Retail–0.95%

CVS Health Corp.	165,021	15,939,378

Electrical Components & Equipment–1.28%

AMETEK, Inc.	458,226	21,559,533

Environmental & Facilities Services–0.81%

Waste Connections, Inc.	226,882	13,606,113

Food Retail–1.66%

Kroger Co. (The)	720,069	27,945,878

General Merchandise Stores–0.25%

Dollar Tree, Inc. (b)	52,755	4,290,037

Health Care Equipment–2.16%

Boston Scientific Corp. (b)	1,021,036	17,898,761
C.R. Bard, Inc.	48,957	8,972,350
Medtronic PLC	124,398	9,444,296
		36,315,407

Home Entertainment Software–2.71%

Activision Blizzard, Inc.	487,187	16,963,851
Electronic Arts Inc. (b)	292,679	18,890,966
Take-Two Interactive Software, Inc. (b)	279,147	9,686,401
		45,541,218

Home Improvement Retail–2.45%

Lowe’s Cos., Inc.	576,104	41,283,613

Homebuilding–0.82%

Lennar Corp. -Class A	325,253	13,709,414

Hotels, Resorts & Cruise Lines–2.69%

Carnival Corp.	525,899	25,311,519
Norwegian Cruise Line Holdings Ltd. (b)	86,637	3,930,721
Royal Caribbean Cruises Ltd.	195,237	16,001,624
		45,243,864

See accompanying notes which are an integral part of this schedule.

                        Invesco Summit Fund

	Shares	Value

Household Appliances–0.92%

Whirlpool Corp.	115,413	$15,510,353

Industrial Conglomerates–0.64%

Danaher Corp.	123,672	10,716,179

Industrial Gases–0.41%

Praxair, Inc.	68,493	6,849,300

Integrated Telecommunication Services–1.18%

Koninklijke KPN N.V. (Netherlands)	5,112,154	19,820,269

Internet Retail–5.78%

Amazon.com, Inc. (b)	113,343	66,532,341
Netflix Inc. (b)	129,334	11,878,035
Priceline Group Inc. (The) (b)	17,628	18,773,291
		97,183,667

Internet Software & Services–13.76%

Alibaba Group Holding Ltd. -ADR (China)(b)	244,444	16,385,081
Alphabet Inc. -Class A (b)	21,717	16,534,238
Alphabet Inc. -Class C (b)	127,844	94,981,700
Baidu, Inc. -ADR (China)(b)	15,242	2,488,561
Facebook Inc. -Class A (b)	772,817	86,717,796
LinkedIn Corp. -Class A (b)	71,755	14,201,032
		231,308,408

Investment Banking & Brokerage–2.14%

Charles Schwab Corp. (The)	1,053,316	26,891,158
Lazard Ltd. -Class A	252,881	9,101,187
		35,992,345

IT Consulting & Other Services–0.17%

Cognizant Technology Solutions Corp. - Class A (b)	46,291	2,930,683

Leisure Products–0.41%

Brunswick Corp.	171,389	6,829,852

Life Sciences Tools & Services–1.25%

Thermo Fisher Scientific, Inc.	159,117	21,012,991

Managed Health Care–1.45%

UnitedHealth Group Inc.	211,557	24,362,904

Oil & Gas Exploration & Production–1.20%

Cimarex Energy Co.	89,429	8,316,897
Laredo Petroleum Inc. (b)(c)	91,717	711,724
Pioneer Natural Resources Co.	90,602	11,230,118
		20,258,739

Packaged Foods & Meats–3.87%

Blue Buffalo Pet Products, Inc. (b)(c)	544,955	9,275,134
Mondelez International, Inc. -Class A	579,319	24,968,649
Tyson Foods, Inc. -Class A	460,665	24,581,084
WhiteWave Foods Co. (The) (b)	167,470	6,321,993
		65,146,860

	Shares	Value

Personal Products–0.46%

Estee Lauder Cos. Inc. (The) -Class A	91,543	$7,804,041

Pharmaceuticals–4.19%

Allergan PLC (b)	102,508	29,156,350
Bristol-Myers Squibb Co.	377,925	23,491,818
Eli Lilly and Co.	224,525	17,759,928
		70,408,096

Regional Banks–1.51%

First Republic Bank	284,731	19,361,708
SVB Financial Group (b)	59,387	6,017,091
		25,378,799

Restaurants–0.53%

Papa John’s International, Inc.	71,444	3,411,451
Texas Roadhouse, Inc.	148,857	5,482,403
		8,893,854

Semiconductors–2.87%

Avago Technologies Ltd. (Singapore)	154,405	20,645,493
NXP Semiconductors N.V. (Netherlands)(b)	270,503	20,228,214
ON Semiconductor Corp. (b)	410,815	3,516,576
Skyworks Solutions, Inc.	55,714	3,839,809
		48,230,092

Soft Drinks–1.24%

Monster Beverage Corp. (b)	154,815	20,904,669

Specialized Finance–1.54%

Intercontinental Exchange, Inc.	70,297	18,544,348
McGraw Hill Financial, Inc.	87,041	7,400,226
		25,944,574

Specialty Chemicals–0.51%

Sherwin-Williams Co. (The)	33,516	8,569,036

Systems Software–2.44%

Microsoft Corp.	445,483	24,541,659
ServiceNow, Inc. (b)	264,168	16,433,891
		40,975,550

Technology Hardware, Storage & Peripherals–4.63%

Apple Inc.	799,863	77,858,664

Trucking–0.51%

Old Dominion Freight Line, Inc. (b)	157,548	8,638,357

Wireless Telecommunication Services–1.28%

SBA Communications Corp. - Class A (b)	94,399	9,371,933
Sprint Corp. (b)	4,025,112	12,155,838
		21,527,771
Total Common Stocks & Other Equity Interests (Cost $1,210,934,728)		1,652,585,619

See accompanying notes which are an integral part of this schedule.

                        Invesco Summit Fund

	Shares	Value

Money Market Funds–2.14%
Liquid Assets Portfolio –Institutional Class, 0.38% (d)	17,999,143	$17,999,143
Premier Portfolio –Institutional Class, 0.34% (d)	17,999,142	17,999,142
Total Money Market Funds (Cost $35,998,285)		35,998,285
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.42% (Cost $1,246,933,013)		1,688,583,904

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.44%
Liquid Assets Portfolio –Institutional Class, 0.38% (Cost $7,408,535)(d)(e)	7,408,535	$7,408,535
TOTAL INVESTMENTS–100.86% (Cost $1,254,341,548)		1,695,992,439
OTHER ASSETS LESS LIABILITIES–(0.86)%		(14,423,219)
NET ASSETS–100.00%		$1,681,569,220

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2016.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

                        Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                        Invesco Summit Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

                        Invesco Summit Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

                        Invesco Summit Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,660,674,992	$35,317,447	$—	$1,695,992,439

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2016 was $192,145,760 and $221,444,263, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$506,154,699
Aggregate unrealized (depreciation) of investment securities	(66,663,792)
Net unrealized appreciation of investment securities	$439,490,907
Cost of investments for tax purposes is $1,256,501,532.

                    Invesco Summit Fund

Item 2.	Controls and Procedures.

(a)	As of February 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 31, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 31, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	March 31, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.